Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Aggregate Loan Balances with Related Parties	Aggregate loan balances with related parties were as follows (in thousands):

2022
Balance, beginning	$73,726
New loans	28,598
Repayments	(5,927)
Balance, ending	$96,397